Combined Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (879)	$ 2,087	$ 2,031
Other comprehensive (loss) income
Foreign currency translation, net of (benefit) provision for taxes of $(99), $(94), $120	855	(1,053)	(926)
Employee benefit plans:
Prior service cost, net of amortization	(1)	(1)	0
Gain (loss), net of amortization	(2)	58	18
Effect of exchange rates	(8)	6	7
Net change, net of income tax provision (benefit) of $29, $8, $(2)	(11)	63	25
Derivatives and hedges:
Unrealized gain (loss) arising during period	(5)	12	(3)
Reclassifications to net income (loss)	6	(2)	3
Net change, net of income tax provision of $3, $0, $0	1	10	0
Other comprehensive income (loss)	845	(980)	(901)
Comprehensive income (loss)	$ (34)	$ 1,107	$ 1,130